Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	May 15, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 06, 2012